Other Assets - Summary of Other Assets (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Miscellaneous assets [abstract]
Prepaid expenses	¥ 49,300	¥ 72,594
Accrued income	416,210	380,018
Receivables from brokers, dealers and customers for securities transactions	1,175,495	1,438,977
Cash collateral provided for derivative and other financial transactions	1,560,972	1,089,481
Retirement benefit assets	316,455	257,744
Security deposits	99,247	115,064
Investment properties	13,889	436,985
Others	412,340	530,861
Total other assets	¥ 4,043,908	¥ 4,321,724